Related parties - Narrative (Details) - Key management personnel of entity or parent $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) officer	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Royalty obligation accrual	$ 1,029
Number of officers | officer	2
Legal fees	$ 473	$ 135